Events After the Reporting Date - Additional Information (Detail) ₽ in Millions	Jan. 31, 2023 RUB (₽)
Event after reporting date [member] | Shares Based Awards [Member]
Events After The Reporting Date [Line Items]
Cash consideration paid	₽ 1,820